SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	9 Months Ended
Sep. 30, 2012
Furniture and Equipment [Member]
Estimated useful life of assets	3-7 years
Leasehold improvements [Member]
Estimated useful life of assets	1 year